PROVISION FOR INCOME TAXES (Detail Textuals)	12 Months Ended
Aug. 31, 2018 USD ($)
Income Tax Disclosure [Line Items]
Net operating losses carry forward	$ 2,288,376
2017
Income Tax Disclosure [Line Items]
Statutory federal income tax rate	34.00%
2018
Income Tax Disclosure [Line Items]
Statutory federal income tax rate	25.30%